Average Annual Total Returns - Investor A, C and Institutional - BlackRock GNMA Portfolio	Jan. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	(0.23%)
5 Years	1.67%
10 Years	2.21%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	(1.41%)
5 Years	0.40%
10 Years	0.92%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.15%)
5 Years	0.71%
10 Years	1.14%
Investor C Shares
Average Annual Return:
1 Year	2.15%
5 Years	1.76%
10 Years	2.02%
Institutional Shares
Average Annual Return:
1 Year	4.19%
5 Years	2.77%
10 Years	2.94%